SUBSEQUENT EVENTS (Details)					1 Months Ended				3 Months Ended	9 Months Ended
	Nov. 30, 2021 USD ($) $ / shares shares	Oct. 18, 2021 USD ($) shares	Jun. 24, 2021 shares	Feb. 16, 2021 $ / shares shares	Nov. 30, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($)	Feb. 16, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Jun. 23, 2021 $ / shares	Dec. 01, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 10, 2012 $ / shares
Subsequent Event [Line Items]
Shares issued in transaction (in shares)			76,874,354
Exercises of fully vested options | $						$ 740,000
Loans not used by founders to exercise stock options | $										$ 459,000
Ordinary shares, shares issued (in shares)								13,602,467		15,704,059				13,373,379
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.001		$ 0.001				$ 0.001	$ 0.001
ION Acquisition Corp 2 LTD
Subsequent Event [Line Items]
Price per share issued (in dollars per share) | $ / shares				$ 11.50			$ 11.50
Number of common shares per unit issued (in shares)				1			1
Forecast | Common Stock
Subsequent Event [Line Items]
Recapitalization exchange ratio											1
Forecast | Common Stock | ION Acquisition Corp 2 LTD
Subsequent Event [Line Items]
Recapitalization exchange ratio											1
Forecast | Warrant
Subsequent Event [Line Items]
Recapitalization exchange ratio											1
Forecast | Warrant | ION Acquisition Corp 2 LTD
Subsequent Event [Line Items]
Recapitalization exchange ratio											1
Class A ordinary shares | ION Acquisition Corp 2 LTD
Subsequent Event [Line Items]
Shares issued in transaction (in shares)									25,300,000
Number of common shares per unit issued (in shares)				1			1
Ordinary shares, shares issued (in shares)								0		25,300,000
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Class A ordinary shares | Forecast
Subsequent Event [Line Items]
Number of securities called by each warrant (in shares)											1
Class A ordinary shares | Forecast | ION Acquisition Corp 2 LTD
Subsequent Event [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares											$ 0.0001
Number of securities called by each warrant (in shares)											1
Company Domesticated Common Stock | Forecast
Subsequent Event [Line Items]
Number of securities called by each warrant (in shares)											1
Company Domesticated Common Stock | Forecast | ION Acquisition Corp 2 LTD
Subsequent Event [Line Items]
Number of securities called by each warrant (in shares)											1
Subsequent Event | ION Acquisition Corp 2 LTD
Subsequent Event [Line Items]
Additional shares purchased		200,000
Anticipated proceeds from pipe investment | $		$ 200,000,000
Subsequent Event | Founders Loan
Subsequent Event [Line Items]
Total principal amount, interest forgiven | $					$ 1,199,000
Subsequent Event | PIPE Investors
Subsequent Event [Line Items]
Common stock subscribed (in shares)		5,000,000
Common stock subscriptions | $		$ 50,000,000
Subscription proceeds to be collected | $		$ 200,000,000
Ordinary shares, shares issued (in shares)	20,000,000				20,000,000
Subsequent Event | Class A ordinary shares | ION Acquisition Corp 2 LTD
Subsequent Event [Line Items]
Shares issued in transaction (in shares)		5,000,000
Transaction amount | $		$ 50,000,000
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Ordinary shares, shares issued (in shares)	86,901,792				86,901,792
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001
IPO | ION Acquisition Corp 2 LTD
Subsequent Event [Line Items]
Shares issued in transaction (in shares)				25,300,000			25,300,000
Price per share issued (in dollars per share) | $ / shares				$ 10.00			$ 10.00
Number of common shares per unit issued (in shares)				1			1
Over-Allotment Option | ION Acquisition Corp 2 LTD
Subsequent Event [Line Items]
Shares issued in transaction (in shares)				3,300,000			3,300,000
Private Placement | ION Acquisition Corp 2 LTD
Subsequent Event [Line Items]
Shares issued in transaction (in shares)								7,060,000	7,060,000,000	7,060,000
Price per share issued (in dollars per share) | $ / shares								$ 1.00
Transaction amount | $								$ 7,060,000
Number of common shares per unit issued (in shares)										1
Private Placement | Class A ordinary shares | ION Acquisition Corp 2 LTD
Subsequent Event [Line Items]
Price per share issued (in dollars per share) | $ / shares													$ 11.50
Number of common shares per unit issued (in shares)													1
Secondary Sale | Subsequent Event
Subsequent Event [Line Items]
Transaction amount | $	$ 68,855,000